Trade accounts payable	12 Months Ended
Dec. 31, 2020
Trade accounts payable
Trade accounts payable

12.         Trade accounts payable

Trade accounts payable consist of the following:

	December 31,
	2020		2019		2018
Suppliers and contractors	Ps.	107,507	Ps.	140,806	Ps.	155,904
Customer advances		91,841		43,102		39,877
Statutory employee profit sharing		4,700		12,883		8,218
	Ps.	204,048	Ps.	196,791	Ps.	203,999